CONVERTIBLE REDEEMABLE PREFERRED SHARES - Schedule of convertible redeemable preferred share (Details) ¥ in Thousands, $ in Thousands								12 Months Ended
	Nov. 27, 2020 shares	Feb. 10, 2020 shares	Dec. 18, 2018 shares	Nov. 02, 2017 shares	Apr. 08, 2015 shares	Dec. 16, 2014 shares	May 20, 2014 shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares
Series A Convertible Redeemable Preferred Stock
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Balance beginning								¥ 36,177		¥ 33,434
Balance beginning, Shares | shares								60,000,000	60,000,000	60,000,000	60,000,000
Issuance of preferred shares, shares | shares							60,000,000
Accretion on convertible redeemable preferred shares to redemption value								¥ 1,057		¥ 2,743
Conversion of preferred shares to ordinary shares								¥ (37,234)
Conversion of preferred shares to ordinary shares, Shares | shares								(60,000,000)	(60,000,000)
Balance ending, Shares | shares										60,000,000	60,000,000
Balance ending										¥ 36,177
Series B convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Balance beginning								¥ 67,976		¥ 62,785
Balance beginning, Shares | shares								40,000,000	40,000,000	40,000,000	40,000,000
Issuance of preferred shares, shares | shares						26,666,667
Accretion on convertible redeemable preferred shares to redemption value								¥ 2,006		¥ 5,191
Conversion of preferred shares to ordinary shares								¥ (69,982)
Conversion of preferred shares to ordinary shares, Shares | shares								(40,000,000)	(40,000,000)
Balance ending, Shares | shares										40,000,000	40,000,000
Balance ending										¥ 67,976
Series C convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Balance beginning								¥ 478,565		¥ 443,367
Balance beginning, Shares | shares								147,068,133	147,068,133	147,068,133	147,068,133
Issuance of preferred shares, shares | shares					48,000,000
Accretion on convertible redeemable preferred shares to redemption value								¥ 13,580		¥ 35,198
Conversion of preferred shares to ordinary shares								¥ (492,145)
Conversion of preferred shares to ordinary shares, Shares | shares								(147,068,133)	(147,068,133)
Balance ending, Shares | shares										147,068,133	147,068,133
Balance ending										¥ 478,565
Series D convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Balance beginning								¥ 380,782		¥ 352,586
Balance beginning, Shares | shares								60,856,049	60,856,049	60,856,049	60,856,049
Issuance of preferred shares, shares | shares				60,856,049
Accretion on convertible redeemable preferred shares to redemption value								¥ 10,823		¥ 28,196
Conversion of preferred shares to ordinary shares								¥ (391,605)
Conversion of preferred shares to ordinary shares, Shares | shares								(60,856,049)	(60,856,049)
Balance ending, Shares | shares										60,856,049	60,856,049
Balance ending										¥ 380,782
Series E convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Balance beginning								¥ 1,845,033		¥ 1,711,329
Balance beginning, Shares | shares								144,073,367	144,073,367	144,073,367	144,073,367
Issuance of preferred shares, shares | shares			83,474,263
Accretion on convertible redeemable preferred shares to redemption value								¥ 51,072		¥ 133,704
Conversion of preferred shares to ordinary shares								¥ (1,896,105)
Conversion of preferred shares to ordinary shares, Shares | shares								(144,073,367)	(144,073,367)
Balance ending, Shares | shares										144,073,367	144,073,367
Balance ending										¥ 1,845,033
Series F convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Balance beginning								¥ 2,882,063
Balance beginning, Shares | shares								99,354,585	99,354,585
Issuance of preferred shares										¥ 2,803,114
Issuance of preferred shares, shares | shares	50,664,609	48,689,976								99,354,585	99,354,585
Accretion on convertible redeemable preferred shares to redemption value								¥ 85,527		¥ 78,949
Conversion of preferred shares to ordinary shares								¥ (2,967,590)
Conversion of preferred shares to ordinary shares, Shares | shares								(99,354,585)	(99,354,585)
Balance ending, Shares | shares										99,354,585	99,354,585
Balance ending										¥ 2,882,063
Convertible Redeemable Preferred Stock
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Balance beginning								¥ 5,690,596		¥ 2,603,501
Balance beginning, Shares | shares								551,352,134	551,352,134	451,997,549	451,997,549
Issuance of preferred shares										¥ 2,803,114
Issuance of preferred shares, shares | shares										99,354,585	99,354,585
Accretion on convertible redeemable preferred shares to redemption value								¥ 164,065	$ 25,284	¥ 283,981	$ 41,546
Conversion of preferred shares to ordinary shares								¥ (5,854,661)
Conversion of preferred shares to ordinary shares, Shares | shares								(551,352,134)	(551,352,134)
Balance ending, Shares | shares										551,352,134	551,352,134
Balance ending										¥ 5,690,596